Shareholder Report, Holdings (Details)	Oct. 31, 2024
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 DIVERSIFIED BOND FUND - CLASS A | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 DIVERSIFIED BOND FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 DIVERSIFIED BOND FUND - CLASS A | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
1290 DIVERSIFIED BOND FUND - CLASS A | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
1290 DIVERSIFIED BOND FUND - CLASS A | Non - US [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
1290 DIVERSIFIED BOND FUND - CLASS A | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
1290 DIVERSIFIED BOND FUND - CLASS A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 DIVERSIFIED BOND FUND - CLASS A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 DIVERSIFIED BOND FUND - CLASS A | Commercial MortgageBacked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 DIVERSIFIED BOND FUND - CLASS I | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 DIVERSIFIED BOND FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 DIVERSIFIED BOND FUND - CLASS I | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
1290 DIVERSIFIED BOND FUND - CLASS I | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
1290 DIVERSIFIED BOND FUND - CLASS I | Non - US [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
1290 DIVERSIFIED BOND FUND - CLASS I | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
1290 DIVERSIFIED BOND FUND - CLASS I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 DIVERSIFIED BOND FUND - CLASS I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 DIVERSIFIED BOND FUND - CLASS I | Commercial MortgageBacked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 DIVERSIFIED BOND FUND - CLASS R | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 DIVERSIFIED BOND FUND - CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 DIVERSIFIED BOND FUND - CLASS R | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
1290 DIVERSIFIED BOND FUND - CLASS R | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
1290 DIVERSIFIED BOND FUND - CLASS R | Non - US [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
1290 DIVERSIFIED BOND FUND - CLASS R | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
1290 DIVERSIFIED BOND FUND - CLASS R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 DIVERSIFIED BOND FUND - CLASS R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 DIVERSIFIED BOND FUND - CLASS R | Commercial MortgageBacked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	11.48%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 250-1B
Holdings [Line Items]
Percent of Net Asset Value	39.21%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.47%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	27.84%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	11.48%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | 250-1B
Holdings [Line Items]
Percent of Net Asset Value	39.21%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.47%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	27.84%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	11.48%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | 250-1B
Holdings [Line Items]
Percent of Net Asset Value	39.21%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.47%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	27.84%
1290 GAMCO Small/Mid Cap Value Fund - Class A | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Scotts Miracle-Gro Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Spectrum Brands Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 GAMCO Small/Mid Cap Value Fund - Class A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
1290 GAMCO Small/Mid Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 GAMCO Small/Mid Cap Value Fund - Class I | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Scotts Miracle-Gro Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Spectrum Brands Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 GAMCO Small/Mid Cap Value Fund - Class I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
1290 GAMCO Small/Mid Cap Value Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 GAMCO Small/Mid Cap Value Fund - Class R | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Scotts Miracle-Gro Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Spectrum Brands Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 GAMCO Small/Mid Cap Value Fund - Class R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
1290 GAMCO Small/Mid Cap Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 HIGH YIELD BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
1290 HIGH YIELD BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
1290 HIGH YIELD BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
1290 HIGH YIELD BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%
1290 HIGH YIELD BOND FUND - CLASS A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
1290 HIGH YIELD BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 HIGH YIELD BOND FUND - CLASS I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
1290 HIGH YIELD BOND FUND - CLASS I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
1290 HIGH YIELD BOND FUND - CLASS I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
1290 HIGH YIELD BOND FUND - CLASS I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%
1290 HIGH YIELD BOND FUND - CLASS I | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
1290 HIGH YIELD BOND FUND - CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 HIGH YIELD BOND FUND - CLASS R | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
1290 HIGH YIELD BOND FUND - CLASS R | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
1290 HIGH YIELD BOND FUND - CLASS R | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
1290 HIGH YIELD BOND FUND - CLASS R | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%
1290 HIGH YIELD BOND FUND - CLASS R | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
1290 HIGH YIELD BOND FUND - CLASS R | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 RETIREMENT 2020 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 RETIREMENT 2020 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
1290 RETIREMENT 2020 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
1290 RETIREMENT 2020 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
1290 RETIREMENT 2020 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
1290 RETIREMENT 2025 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
1290 RETIREMENT 2025 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
1290 RETIREMENT 2025 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
1290 RETIREMENT 2025 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 RETIREMENT 2030 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 RETIREMENT 2030 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
1290 RETIREMENT 2030 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
1290 RETIREMENT 2030 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
1290 RETIREMENT 2030 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 RETIREMENT 2035 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 RETIREMENT 2035 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
1290 RETIREMENT 2035 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
1290 RETIREMENT 2035 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
1290 RETIREMENT 2035 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 RETIREMENT 2040 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
1290 RETIREMENT 2040 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
1290 RETIREMENT 2040 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
1290 RETIREMENT 2040 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 RETIREMENT 2045 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 RETIREMENT 2045 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
1290 RETIREMENT 2045 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
1290 RETIREMENT 2045 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%
1290 RETIREMENT 2045 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
1290 RETIREMENT 2050 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 RETIREMENT 2050 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
1290 RETIREMENT 2050 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 RETIREMENT 2050 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
1290 RETIREMENT 2050 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 RETIREMENT 2055 FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 RETIREMENT 2055 FUND - CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
1290 RETIREMENT 2055 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
1290 RETIREMENT 2055 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
1290 RETIREMENT 2055 FUND - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 SMARTBETA EQUITY FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 SMARTBETA EQUITY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
1290 SMARTBETA EQUITY FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 SMARTBETA EQUITY FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 SMARTBETA EQUITY FUND - CLASS A | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 SMARTBETA EQUITY FUND - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 SMARTBETA EQUITY FUND - CLASS A | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
1290 SMARTBETA EQUITY FUND - CLASS A | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 SMARTBETA EQUITY FUND - CLASS A | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND - CLASS A | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 SMARTBETA EQUITY FUND - CLASS A | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 SMARTBETA EQUITY FUND - CLASS A | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 SMARTBETA EQUITY FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 SMARTBETA EQUITY FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
1290 SMARTBETA EQUITY FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 SMARTBETA EQUITY FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 SMARTBETA EQUITY FUND - CLASS I | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 SMARTBETA EQUITY FUND - CLASS I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 SMARTBETA EQUITY FUND - CLASS I | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
1290 SMARTBETA EQUITY FUND - CLASS I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 SMARTBETA EQUITY FUND - CLASS I | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND - CLASS I | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 SMARTBETA EQUITY FUND - CLASS I | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 SMARTBETA EQUITY FUND - CLASS I | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND CLASS - R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
1290 SMARTBETA EQUITY FUND CLASS - R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 SMARTBETA EQUITY FUND CLASS - R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 SMARTBETA EQUITY FUND CLASS - R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 SMARTBETA EQUITY FUND CLASS - R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
1290 SMARTBETA EQUITY FUND CLASS - R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
1290 SMARTBETA EQUITY FUND CLASS - R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND CLASS - R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 SMARTBETA EQUITY FUND CLASS - R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 SMARTBETA EQUITY FUND CLASS - R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 SMARTBETA EQUITY FUND CLASS - R | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 SMARTBETA EQUITY FUND CLASS - R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 SMARTBETA EQUITY FUND CLASS - R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND CLASS - R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 SMARTBETA EQUITY FUND CLASS - R | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
1290 SMARTBETA EQUITY FUND CLASS - R | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 SMARTBETA EQUITY FUND CLASS - R | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND CLASS - R | Europe EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 SMARTBETA EQUITY FUND CLASS - R | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 SMARTBETA EQUITY FUND CLASS - R | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Less than 0.05%